DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Depreciation and amortisation expense [abstract]
Depreciation (note 21)	$ 101,161	$ 102,314
Depreciation of right-of-use assets (note 10)	13,356	14,777
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	(6,716)	(11,317)
Amortization of intangible assets, excluding software (note 11)	8,275	13,755
Amortization of software (note 11)	5,568	5,397
Depreciation and amortization included in net earnings	$ 121,644	$ 124,926